UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	09/30/2009

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ron O'Donnell
Title:  President/CEO
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Ron O'Donnell		       Billings, Montana	       October 12, 2009
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        30

Form 13F Information Table Value Total:   $ 41,298
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                                September 30, 2009


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
AMGEN INC                       COM                 031162100     522       8,910   SH	       SOLE	   NONE	               8,910
ASTRAZENECA, PLC                SPONSORED ADR       046353108   1,925      43,737   SH         SOLE        NONE    2,200      41,537
AVON PRODUCTS INC		COM                 054303102   1,702      50,528   SH         SOLE        NONE    2,200      48,328
BAKER HUGHES INC                COM                 057224107   1,121      24,660   SH         SOLE        NONE    1,500      23,160
BP AMOCO PLC ADR                SPONSORED ADR       055622104   1,002      19,190   SH         SOLE        NONE    1,000      18,190
CINTAS CORP                     COM                 172908105   1,012      34,500   SH         SOLE        NONE    2,120      32,380
CONOCO PHILLIPS                 COM                 20825C104   1,109      22,317   SH         SOLE        NONE    1,200      21,117
GANNETT INC		        COM                 364730101     884      67,971   SH         SOLE        NONE    5,250      62,721
GENERAL ELECTRIC                COM                 369604103   1,597      98,853   SH         SOLE        NONE    3,200      95,653
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   1,883      47,876   SH         SOLE        NONE    2,390      45,486
HOME DEPOT INC		        COM                 437076102	2,053      78,523   SH         SOLE        NONE    3,200      75,323
INTEL CORP                      COM                 458140100     995      49,400   SH         SOLE        NONE    3,000      46,400
JOHNSONS & JOHNSONS             COM                 478160104   1,955      32,194   SH         SOLE        NONE    1,000      31,194
JP MORGAN CHASE & CO            COM                 46625H100     941      20,586   SH         SOLE        NONE    2,500      18,086
KIMBERLY CLARK		        COM                 494368103   1,958      33,367   SH         SOLE        NONE    1,200      32,167
LILLY ELI                	COM                 532457108   1,527      46,096   SH         SOLE        NONE    2,200      43,896
LOWES COS INC			COM		    548661107	1,849      91,552   SH         SOLE        NONE    3,860      87,692
MDU RESOURCES GROUP             COM                 552690109   1,026      48,625   SH         SOLE        NONE    2,400      46,225
MICROSOFT                       COM                 594918104   1,072      42,716   SH         SOLE        NONE    2,000      40,716
NEWELL RUBBERMAID    		COM                 651229106   1,467      99,164   SH         SOLE        NONE    4,700      94,464
PEPSICO INC      	        COM                 713448108   1,052      17,200   SH         SOLE        NONE    1,250      15,950
PFIZER             	 	COM                 717081103   1,861     111,483   SH         SOLE        NONE    5,850     105,633
PROCTER & GAMBLE CO  		COM                 742718109     965      16,953   SH         SOLE        NONE    1,200      15,753
SARA LEE CORP	                COM                 803111103   1,667     150,696   SH         SOLE        NONE    7,100     143,596
SYSCO CORPORATION  	        COM                 871829107     974      39,905   SH         SOLE        NONE    2,000      37,905
3M CO                           COM                 88579Y101   2,335      31,932   SH         SOLE        NONE    1,240      30,692
UNITED TECH CORP        	COM                 913017109   1,060      17,351   SH         SOLE        NONE    1,000      16,351
US BANCORP DEL		        COM NEW             902973304     864      36,942   SH         SOLE        NONE               36,942
WAL MART STORES INC             COM                 931142103   1,811      36,601   SH         SOLE        NONE               36,601
WELLS FARGO & CO NEW            COM                 949746101   1,109      36,901   SH         SOLE        NONE               36,901
